Property and Equipment (Details 1) $ in Thousands	12 Months Ended
Dec. 31, 2020 CAD ($)
DisclosureOfPropertyPlantAndEquipmenLineItems [Line Items]
Balance, beginning of the year	$ 1,272
Balance, end of the year	1,222
Right-of-use Assets
DisclosureOfPropertyPlantAndEquipmenLineItems [Line Items]
Balance, beginning of the year	0
Acquired, upon acquisition of Eastmain	236
Depreciation	(17)
Balance, end of the year	$ 219